FINANCE COSTS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about finance cost [line items]
Debt facilities, finance costs, non-cash accretion expense	$ 11.2	$ 10.1
Unsecured Senior Convertible Notes [Member]
Disclosure of detailed information about finance cost [line items]
Principal amount	300.0
Unsecured Senior Convertible Notes [Member] | Over Allotment [Member]
Disclosure of detailed information about finance cost [line items]
Principal amount	$ 50.0